Securities (Age of Unrealized Losses and Fair Value of Available-for-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Less than 12 Months, Fair Value	$ 0	$ 30,110
Less than 12 Months, Unrealized Losses	0	1,427
12 Months or More, Fair Value	24,640	0
12 Months or More, Unrealized Losses	506	0
Total, Fair Value	24,640	30,110
Total, Unrealized Losses	506	1,427
U.S. Government Agencies [Member]
Less than 12 Months, Fair Value	0	18,826
Less than 12 Months, Unrealized Losses	0	1,164
12 Months or More, Fair Value	19,573	0
12 Months or More, Unrealized Losses	419	0
Total, Fair Value	19,573	18,826
Total, Unrealized Losses	419	1,164
Corporate bonds [Member]
Less than 12 Months, Fair Value		4,306
Less than 12 Months, Unrealized Losses		78
Total, Fair Value		4,306
Total, Unrealized Losses		78
Municipal bonds [Member]
Less than 12 Months, Fair Value	0	2,625
Less than 12 Months, Unrealized Losses	0	46
12 Months or More, Fair Value	1,324
12 Months or More, Unrealized Losses	3
Total, Fair Value	1,324	2,625
Total, Unrealized Losses	3	46
Mortgage-backed securities [Member]
Less than 12 Months, Fair Value	0	4,353
Less than 12 Months, Unrealized Losses	0	139
12 Months or More, Fair Value	3,743	0
12 Months or More, Unrealized Losses	84	0
Total, Fair Value	3,743	4,353
Total, Unrealized Losses	$ 84	$ 139